UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	12/31/2017

Item 1.	Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Aerospace & Defense — 1.5%
Hexcel Corp.	287,614	$17,788,926
KLX, Inc.*	528,984	36,103,158

		53,892,084

Air Freight & Logistics — 0.9%
XPO Logistics, Inc.*(a)	352,658	32,299,946

Airlines — 0.4%
Spirit Airlines, Inc.*	339,019	15,205,002

Banks — 12.2%
Bank of the Ozarks(a)	932,609	45,184,906
BankUnited, Inc.	1,513,275	61,620,558
Byline Bancorp, Inc.*	337,005	7,741,005
Columbia Banking System, Inc.(a)	294,375	12,787,650
Eagle Bancorp, Inc.*	662,041	38,332,174
East West Bancorp, Inc.(a)	1,661,290	101,056,271
First Bancorp/Southern Pines NC	51,020	1,801,516
First Republic Bank	411,283	35,633,559
Pinnacle Financial Partners, Inc.	1,196,609	79,335,177
Seacoast Banking Corp. of Florida*	1,013,339	25,546,276
Wintrust Financial Corp.	553,686	45,607,116

		454,646,208

Biotechnology — 2.7%
Amicus Therapeutics, Inc.*(a)	2,661,172	38,294,265
Exelixis, Inc.*	814,527	24,761,621
Juno Therapeutics, Inc.*(a)	456,288	20,856,924
La Jolla Pharmaceutical Co.*(a)	552,156	17,768,380

		101,681,190

Building Products — 2.6%
Allegion PLC	245,900	19,563,804
JELD-WEN Holding, Inc.*	658,032	25,906,720
Owens Corning	342,731	31,510,688
PGT Innovations, Inc.*	1,132,412	19,081,142

		96,062,354

Capital Markets — 1.7%
Affiliated Managers Group, Inc.	230,704	47,351,996
Moelis & Co., (Class A Stock)	278,910	13,527,135
OM Asset Management PLC	153,806	2,576,251

		63,455,382

Chemicals — 3.7%
Ferro Corp.*	1,755,015	41,400,804
Olin Corp.	932,470	33,177,282
PolyOne Corp.	796,070	34,629,045
Venator Materials PLC*	1,337,915	29,594,680

		138,801,811

Commercial Services & Supplies — 1.8%
Advanced Disposal Services, Inc.*	961,204	23,011,224
Mobile Mini, Inc.	1,277,881	44,086,894

		67,098,118

Construction & Engineering — 1.0%
Great Lakes Dredge & Dock Corp.*	2,718,725	14,681,115
Quanta Services, Inc.*	577,824	22,598,697

		37,279,812

Construction Materials — 2.8%
Summit Materials, Inc., (Class A Stock)(a)	3,323,990	104,506,246

Diversified Telecommunication Services — 1.4%
Cogent Communications Holdings, Inc.	1,149,151	52,056,540

Electric Utilities — 2.4%
El Paso Electric Co.	695,093	38,473,398
Great Plains Energy, Inc.	1,542,527	49,731,070

		88,204,468

Electronic Equipment, Instruments & Components — 3.3%
Anixter International, Inc.*	354,659	26,954,084
CDW Corp.	975,028	67,754,696
IPG Photonics Corp.*	126,171	27,016,996

		121,725,776

Energy Equipment & Services — 0.5%
Forum Energy Technologies, Inc.*(a)	1,196,348	18,603,211

Equity Real Estate Investment Trusts (REITs) — 6.9%
Chatham Lodging Trust	992,224	22,583,019
Colony NorthStar, Inc., (Class A Stock)	2,757,793	31,466,418
Forest City Realty Trust, Inc., (Class A Stock)	1,800,067	43,381,615
Gaming and Leisure Properties, Inc.	1,077,933	39,883,521
Hersha Hospitality Trust	1,967,363	34,232,116
National Storage Affiliates Trust	815,797	22,238,626
Pebblebrook Hotel Trust	602,748	22,404,143
QTS Realty Trust, Inc., (Class A Stock)	490,543	26,567,809
Retail Opportunity Investments Corp.	44,263	883,047
Summit Hotel Properties, Inc.	912,970	13,904,533

		257,544,847

Food & Staples Retailing — 1.9%
Performance Food Group Co.*	1,375,257	45,521,007
Sprouts Farmers Market, Inc.*(a)	1,050,367	25,576,436

		71,097,443

Food Products — 1.6%
Adecoagro SA (Argentina)*	3,323,365	34,363,594
Darling Ingredients, Inc.*	1,465,017	26,560,758

		60,924,352

Health Care Equipment & Supplies — 2.0%
ABIOMED, Inc.*	117,716	22,061,156
Integra LifeSciences Holdings Corp.*(a)	542,461	25,962,183
Nevro Corp.*(a)	403,516	27,858,745

		75,882,084

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.*(a)	352,819	11,512,484
HealthEquity, Inc.*	25,523	1,190,903
Premier, Inc., (Class A Stock)*	630,896	18,415,854
Teladoc, Inc.*(a)	833,981	29,064,238

		60,183,479

Hotels, Restaurants & Leisure — 4.6%
Pinnacle Entertainment, Inc.*	1,413,755	46,272,201
Planet Fitness, Inc., (Class A Stock)*(a)	1,292,811	44,770,045
Texas Roadhouse, Inc.	347,148	18,287,757
Vail Resorts, Inc.	284,316	60,408,620

		169,738,623

Independent Power & Renewable Electricity Producers — 0.5%
NRG Yield, Inc., (Class A Stock)(a)	482,545	9,095,973
NRG Yield, Inc., (Class C Stock)	527,755	9,974,570

		19,070,543

Insurance — 0.6%
Validus Holdings Ltd.	488,035	22,898,602

Internet & Direct Marketing Retail — 0.3%
Wayfair, Inc., (Class A Stock)*(a)	132,040	10,598,851

Internet Software & Services — 1.2%
Criteo SA (France), ADR*(a)	461,494	12,012,689
MuleSoft, Inc., (Class A Stock)*	960,920	22,350,999
New Relic, Inc.*	188,049	10,863,591

		45,227,279

IT Services — 2.7%
Global Payments, Inc.	984,251	98,661,320

Life Sciences Tools & Services — 0.4%
INC Research Holdings, Inc., (Class A Stock)*	341,677	14,897,117

Machinery — 6.5%
Actuant Corp., (Class A Stock)	586,713	14,843,839
Allison Transmission Holdings, Inc.	740,413	31,889,588
Gardner Denver Holdings, Inc.*	1,239,398	42,052,774
Milacron Holdings Corp.*	581,051	11,121,316
NN, Inc.	1,132,637	31,260,781
Rexnord Corp.*	1,807,277	47,025,348
Terex Corp.(a)	527,268	25,424,863
Trinity Industries, Inc.	1,019,938	38,206,877

		241,825,386

Media — 0.2%
Cinemark Holdings, Inc.	188,264	6,555,352

Mortgage Real Estate Investment Trusts (REITs) — 1.7%
Chimera Investment Corp.	575,596	10,637,014
MFA Financial, Inc.	2,698,325	21,370,734
Starwood Property Trust, Inc.	1,538,445	32,845,801

		64,853,549

Oil, Gas & Consumable Fuels — 4.4%
Arch Coal, Inc., (Class A Stock)	193,345	18,012,020
Cheniere Energy Partners LP Holdings LLC(a)	920,082	25,477,071
SemGroup Corp., (Class A Stock)(a)	649,231	19,606,776
Tallgrass Energy GP LP(a)	1,524,426	39,238,725
WPX Energy, Inc.*	4,384,562	61,690,788

		164,025,380

Pharmaceuticals — 1.5%
Aerie Pharmaceuticals, Inc.*(a)	242,215	14,472,346
Dermira, Inc.*(a)	93,703	2,605,880
Intersect ENT, Inc.*	1,100,444	35,654,386
Revance Therapeutics, Inc.*	87,922	3,143,212

		55,875,824

Professional Services — 1.2%
Korn/Ferry International	1,042,876	43,154,209

Real Estate Management & Development — 1.0%
Howard Hughes Corp. (The)*	285,308	37,452,381

Road & Rail — 0.8%
Genesee & Wyoming, Inc., (Class A Stock)*	387,950	30,543,304

Semiconductors & Semiconductor Equipment — 1.3%
Cavium, Inc.*	368,035	30,852,374
MACOM Technology Solutions Holdings, Inc.*(a)	567,953	18,481,191

		49,333,565

Software — 5.2%
CyberArk Software Ltd. (Israel)*(a)	576,236	23,850,408
HubSpot, Inc.*(a)	694,244	61,371,170
Paycom Software, Inc.*(a)	764,221	61,389,873
Varonis Systems, Inc.*	976,953	47,431,068
Zendesk, Inc.*	14,018	474,369

		194,516,888

Specialty Retail — 4.4%
Burlington Stores, Inc.*	202,531	24,917,389
Five Below, Inc.*	901,480	59,786,154
Party City Holdco, Inc.*(a)	442,353	6,170,824
Ulta Beauty, Inc.*	324,902	72,667,581

		163,541,948

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	288,275	22,655,532

Trading Companies & Distributors — 3.9%
Beacon Roofing Supply, Inc.*(a)	952,862	60,754,481
MSC Industrial Direct Co., Inc., (Class A Stock)	230,927	22,321,404
Univar, Inc.*	1,941,704	60,115,156

		143,191,041

Water Utilities — 0.6%
Evoqua Water Technologies Corp.*	892,607	21,163,712

TOTAL LONG-TERM INVESTMENTS (cost $2,659,139,414)		3,590,930,759

SHORT-TERM INVESTMENTS — 13.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	119,544,694	119,544,694
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $391,534,857; includes $391,080,690 of cash collateral for securities on loan)(b)(w)	391,534,857	391,534,857

TOTAL SHORT-TERM INVESTMENTS (cost $511,079,551)		511,079,551

TOTAL INVESTMENTS — 110.2% (cost $3,170,218,965)	4,102,010,310
Liabilities in excess of other assets — (10.2)%	(379,562,665)

NET ASSETS — 100.0%	$3,722,447,645

The following abbreviations are used in the quarterly schedule of portfolio holdings.

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT(s)	Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $379,785,428; cash collateral of $391,080,690 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$53,892,084	$—	$—
Air Freight & Logistics	32,299,946	—	—
Airlines	15,205,002	—	—
Banks	454,646,208	—	—
Biotechnology	101,681,190	—	—
Building Products	96,062,354	—	—
Capital Markets	63,455,382	—	—
Chemicals	138,801,811	—	—
Commercial Services & Supplies	67,098,118	—	—
Construction & Engineering	37,279,812	—	—
Construction Materials	104,506,246	—	—
Diversified Telecommunication Services	52,056,540	—	—
Electric Utilities	88,204,468	—	—
Electronic Equipment, Instruments & Components	121,725,776	—	—
Energy Equipment & Services	18,603,211	—	—
Equity Real Estate Investment Trusts (REITs)	257,544,847	—	—
Food & Staples Retailing	71,097,443	—	—
Food Products	60,924,352	—	—
Health Care Equipment & Supplies	75,882,084	—	—
Health Care Providers & Services	60,183,479	—	—
Hotels, Restaurants & Leisure	169,738,623	—	—
Independent Power & Renewable Electricity Producers	19,070,543	—	—
Insurance	22,898,602	—	—
Internet & Direct Marketing Retail	10,598,851	—	—
Internet Software & Services	45,227,279	—	—
IT Services	98,661,320	—	—
Life Sciences Tools & Services	14,897,117	—	—
Machinery	241,825,386	—	—
Media	6,555,352	—	—
Mortgage Real Estate Investment Trusts (REITs)	64,853,549	—	—

Oil, Gas & Consumable Fuels	164,025,380	—	—
Pharmaceuticals	55,875,824	—	—
Professional Services	43,154,209	—	—
Real Estate Management & Development	37,452,381	—	—
Road & Rail	30,543,304	—	—
Semiconductors & Semiconductor Equipment	49,333,565	—	—
Software	194,516,888	—	—
Specialty Retail	163,541,948	—	—
Textiles, Apparel & Luxury Goods	22,655,532	—	—
Trading Companies & Distributors	143,191,041	—	—
Water Utilities	21,163,712	—	—
Affiliated Mutual Funds	511,079,551	—	—

Total	$4,102,010,310	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date February 16, 2018

*	Print the name and title of each signing officer under his or her signature.